UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [    ]:  Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Somerset Asset Management LLC
Address:  90 South Seventh Street, Suite 4300
          Minneapolis, MN 55402

13F File Number:  28-11104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Murphy, Jr.
Title:		Chief Executive Officer
Phone:		(612) 317-2140

Signature, Place and Date of Signing:


_/s/John M. Murphy, Jr.___ Minneapolis, Minnesota, Date: November 3, 2009 John M. Murphy, Jr.

Report type: (Check only one.):

[ X  ]	13F HOLDINGS REPORT
[    ]	13F NOTICE
[    ]	13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	117
Form 13F Information Table Value Total:	$ 183,784 (in thousands)

List of Other Included Managers: 	None

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
                                                                 FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
3M CO                          CS             88579Y101  15,600   211,387  SH       Sole                 0        0       211,387
ABBOTT LABS                    CS             002824100     686    13,873  SH       Sole                 0        0        13,873
ALLSCRIPTS HEALTHCARE SOLUTI   CS             01988P108     468    23,069  SH       Sole                 0        0        23,069
AMERICAN CAMPUS CMNTYS INC     CS             024835100     451    16,791  SH       Sole                 0        0        16,791
APOLLO GROUP INC               CS             037604105     371     5,032  SH       Sole                 0        0         5,032
APPLE COMPUTER INC             CS             037833100   3,080    16,619  SH       Sole                 0        0        16,619
AT&T INC                       CS             00206R102   6,946   257,150  SH       Sole                 0        0       257,150
BANK OF NEW YORK MELLON CORP   CS             064058100   1,559    53,780  SH       Sole                 0        0        53,780
BEMIS INC                      CS             081437105   1,663    64,192  SH       Sole                 0        0        64,192
BOSTON SCIENTIFIC CORP         CS             101137107     158    14,925  SH       Sole                 0        0        14,925
BROADCOM CORP                  CS             111320107     255     8,314  SH       Sole                 0        0         8,314
BURLINGTON NORTHN SANTA FE C   CS             12189T104   2,122    26,581  SH       Sole                 0        0        26,581
C H ROBINSON WORLDWIDE INC     CS             12541W209  24,499   424,221  SH       Sole                 0        0       424,221
CATERPILLAR INC DEL            CS             149123101     311     6,058  SH       Sole                 0        0         6,058
CERNER CORP                    CS             156782104   1,992    26,635  SH       Sole                 0        0        26,635
CHEVRONTEXACO CORP             CS             166764100   2,143    30,430  SH       Sole                 0        0        30,430
CISCO SYS INC                  CS             17275R102   1,137    48,313  SH       Sole                 0        0        48,313
CONOCOPHILLIPS                 CS             20825C104     206     4,566  SH       Sole                 0        0         4,566
CORNING INC                    CS             219350105   2,118   138,362  SH       Sole                 0        0       138,362
COSTCO WHSL CORP NEW           CS             22160K105     234     4,147  SH       Sole                 0        0         4,147
DOMINION RES INC VA NEW        CS             25746U109     377    10,935  SH       Sole                 0        0        10,935
EATON VANCE TAX MNG GBL DV E   CS             27829F108     145    11,804  SH       Sole                 0        0        11,804
EMERSON ELEC CO                CS             291011104     349     8,701  SH       Sole                 0        0         8,701
ENERGY TRANSFER PRTNRS L P     CS             29273R109     457    10,744  SH       Sole                 0        0        10,744
EXELON CORP                    CS             30161N101     390     7,868  SH       Sole                 0        0         7,868
EXXON MOBIL CORP               CS             30231G102   2,417    35,231  SH       Sole                 0        0        35,231
FIRST SOLAR INC                CS             336433107     355     2,324  SH       Sole                 0        0         2,324
FIRST TR VALUE LINE DIVID IN S ETF            33734H106     137    10,949  SH       Sole                 0        0        10,949
FORD MTR CO DEL                CS             345370860   1,771   245,645  SH       Sole                 0        0       245,645
FPL GROUP INC                  CS             302571104   2,681    48,550  SH       Sole                 0        0        48,550
GENERAL ELEC CO                CS             369604103   2,473   150,619  SH       Sole                 0        0       150,619
GENERAL MLS INC                CS             370334104   3,343    51,927  SH       Sole                 0        0        51,927
GOLDMAN SACHS GROUP INC        CS             38141G104   2,869    15,564  SH       Sole                 0        0        15,564
GOOGLE INC                     CS             38259P508   2,057     4,148  SH       Sole                 0        0         4,148
GRACO INC                      CS             384109104     461    16,554  SH       Sole                 0        0        16,554
HANSEN MEDICAL INC             CS             411307101     223    63,841  SH       Sole                 0        0        63,841
HEWLETT PACKARD CO             CS             428236103   2,511    53,180  SH       Sole                 0        0        53,180
HMS HLDGS CORP                 CS             40425J101     930    24,327  SH       Sole                 0        0        24,327
HOLOGIC INC                    CS             436440101   2,119   129,690  SH       Sole                 0        0       129,690
HONEYWELL INTL INC             CS             438516106     773    20,807  SH       Sole                 0        0        20,807
ING CLARION GLB RE EST INCM    CS             44982G104     135    20,781  SH       Sole                 0        0        20,781
INTEL CORP                     CS             458140100     310    15,852  SH       Sole                 0        0        15,852
INTERNATIONAL BUSINESS MACHINE CS             459200101     478     3,999  SH       Sole                 0        0         3,999
ISHARES TR 1-3 YR TRS BD       ETF            464287457   3,278    39,015  SH       Sole                 0        0        39,015
ISHARES TR 7-10 YR TRS BD      ETF            464287440     485     5,255  SH       Sole                 0        0         5,255
ISHARES TR FTSE XNHUA IDX      ETF            464287184     803    19,618  SH       Sole                 0        0        19,618
ISHARES TR GLDM SACHS TEC      ETF            464287549     259     5,280  SH       Sole                 0        0         5,280
ISHARES TR GS CORP BD FD       ETF            464287242     278     2,609  SH       Sole                 0        0         2,609
ISHARES TR MSCI EMERG MKT      ETF            464287234   1,889    48,548  SH       Sole                 0        0        48,548
ISHARES TR MSCI GRW IDX        ETF            464288885     549    10,285  SH       Sole                 0        0        10,285
ISHARES TR RUSL 2000 GROW      ETF            464287648     325     4,963  SH       Sole                 0        0         4,963
ISHARES TR RUSL 2000 VALU      ETF            464287630     273     4,832  SH       Sole                 0        0         4,832
ISHARES TR RUSSELL1000GRW      ETF            464287614   1,051    22,690  SH       Sole                 0        0        22,690
ISHARES TR RUSSELL1000VAL      ETF            464287598     845    15,235  SH       Sole                 0        0        15,235
ISHARES TR S&G GL MATERIA      ETF            464288695     811    14,543  SH       Sole                 0        0        14,543
ISHARES TR SANDP LTN AM 40     ETF            464287390     792    18,459  SH       Sole                 0        0        18,459
ISHARES TR US TIPS BD FD       ETF            464287176   7,472    72,632  SH       Sole                 0        0        72,632
J P MORGAN CHASE AND CO        CS             46625H100     913    20,830  SH       Sole                 0        0        20,830
JACOBS ENGR GROUP INC DEL      CS             469814107     678    14,749  SH       Sole                 0        0        14,749
JDS UNIPHASE CORP              CS             46612J507     104    14,660  SH       Sole                 0        0        14,660
JOHNSON AND JOHNSON            CS             478160104     751    12,326  SH       Sole                 0        0        12,326
KAYNE ANDERSON MLP INVSMNT C   CS             486606106     202     9,539  SH       Sole                 0        0         9,539
KOHLS CORP                     CS             500255104     229     4,020  SH       Sole                 0        0         4,020
LILLY ELI AND CO               CS             532457108   1,575    47,688  SH       Sole                 0        0        47,688
MACQUARIE INFRASTR CO LLC      CS             55608B105     137    15,195  SH       Sole                 0        0        15,195
MCDONALDS CORP                 CS             580135101   2,016    35,330  SH       Sole                 0        0        35,330
MEAD JOHNSON NUTRITION CO      CS             582839106     261     5,794  SH       Sole                 0        0         5,794
MEDTRONIC INC                  CS             585055106     250     6,801  SH       Sole                 0        0         6,801
MICROSOFT CORP                 CS             594918104   2,913   113,273  SH       Sole                 0        0       113,273
MONSANTO CO NEW                CS             61166W101   2,885    37,269  SH       Sole                 0        0        37,269
MOSAIC CO                      CS             61945A107     838    17,432  SH       Sole                 0        0        17,432
NOKIA CORP                     ADR            654902204   1,189    81,318  SH       Sole                 0        0        81,318
NORTHERN TR CORP               CS             665859104     596    10,250  SH       Sole                 0        0        10,250
NUCOR CORP                     CS             670346105     615    13,077  SH       Sole                 0        0        13,077
OIL SVC HOLDRS TR DEPOSTRY RCP ETF            678002106   1,010     8,600  SH       Sole                 0        0         8,600
ORACLE CORP                    CS             68389X105   3,294   158,075  SH       Sole                 0        0       158,075
PENNEY J C INC                 CS             708160106     230     6,809  SH       Sole                 0        0         6,809
PEPSICO INC                    CS             713448108   2,324    39,612  SH       Sole                 0        0        39,612
PETROHAWK ENERGY CORP          CS             716495106   2,325    96,018  SH       Sole                 0        0        96,018
POTLATCH CORP NEW              CS             737630103     262     9,192  SH       Sole                 0        0         9,192
POWERSHARES ETF TRUST DYN BIOT ETF            73935X856     642    37,545  SH       Sole                 0        0        37,545
POWERSHARES ETF TRUST DYNM MC  ETF            73935X807     283    17,596  SH       Sole                 0        0        17,596
POWERSHARES QQQ TRUST UNIT SER ETF            73935A104     770    18,226  SH       Sole                 0        0        18,226
POWERSHS DB MULTI SECT COMM DB ETF            73936B408     381    14,984  SH       Sole                 0        0        14,984
PRAXAIR INC                    CS             74005P104     616     7,538  SH       Sole                 0        0         7,538
PROCTER AND GAMBLE CO          CS             742718109   2,850    49,202  SH       Sole                 0        0        49,202
RESEARCH IN MOTION LTD         CS             760975102     388     5,742  SH       Sole                 0        0         5,742
ROYAL BK SCOTLAND GROUP PLC SP ADR            780097739     167    15,785  SH       Sole                 0        0        15,785
RYDEX ETF TRUST SANDP 500 EQ T ETF            78355W106     551    14,767  SH       Sole                 0        0        14,767
SALESFORCE COM INC             CS             79466L302     454     7,974  SH       Sole                 0        0         7,974
SANMINA SCI CORP               CS             800907206     184    21,402  SH       Sole                 0        0        21,402
SANOFI-SYNTHELABO              ADR            80105N105     454    12,280  SH       Sole                 0        0        12,280
SCHLUMBERGER LTD               CS             806857108   1,088    18,263  SH       Sole                 0        0        18,263
SELECT SECTOR SPDR TR SBI INT- ETF            81369Y506   1,081    20,048  SH       Sole                 0        0        20,048
SELECT SECTOR SPDR TR SBI INT- ETF            81369Y886     384    13,080  SH       Sole                 0        0        13,080
SOCIEDAD QUIMICA MINERA DE C   ADR            833635105     309     7,905  SH       Sole                 0        0         7,905
SOUTHERN COPPER CORP           CS             84265V105     821    26,763  SH       Sole                 0        0        26,763
SPDR GOLD TRUST GOLD SHS       ETF            78463V107   3,609    36,507  SH       Sole                 0        0        36,507
SPDR TR UNIT SER 1             ETF            78462F103   1,546    14,645  SH       Sole                 0        0        14,645
ST MARY LD AND EXPL CO         CS             792228108   3,076    94,771  SH       Sole                 0        0        94,771
TAIWAN SEMICONDUCTOR MFG LTD   ADR            874039100   2,640   240,889  SH       Sole                 0        0       240,889
TARGET CORP                    CS             87612E106   2,577    55,213  SH       Sole                 0        0        55,213
TCF FINL CORP                  CS             872275102     483    37,028  SH       Sole                 0        0        37,028
TEXAS INSTRS INC               CS             882508104     625    26,389  SH       Sole                 0        0        26,389
THERMOGENESIS CORP             CS             883623209     113   182,069  SH       Sole                 0        0       182,069
TRAVELERS COMPANIES INC        CS             89417E109   1,271    25,827  SH       Sole                 0        0        25,827
URS CORP NEW                   CS             903236107   1,859    42,582  SH       Sole                 0        0        42,582
US BANCORP DEL                 CS             902973304   7,915   362,098  SH       Sole                 0        0       362,098
VANGUARD INDEX TR SMLL CP VIPE ETF            922908751     537     9,666  SH       Sole                 0        0         9,666
VENTAS INC                     CS             92276F100     602    15,634  SH       Sole                 0        0        15,634
VERIZON COMMUNICATIONS         CS             92343V104     422    13,949  SH       Sole                 0        0        13,949
VISA INC                       CS             92826C839   2,841    41,115  SH       Sole                 0        0        41,115
WAL MART STORES INC            CS             931142103     241     4,915  SH       Sole                 0        0         4,915
WATSCO INC                     CS             942622200     223     4,139  SH       Sole                 0        0         4,139
WELLS FARGO AND CO NEW         CS             949746101   2,747    97,498  SH       Sole                 0        0        97,498
WEYERHAEUSER CO                CS             962166104     299     8,150  SH       Sole                 0        0         8,150
XCEL ENERGY INC                CS             98389B100     268    13,939  SH       Sole                 0        0        13,939

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